SCHEDULE OF EFFECTS OF CORRECTING THESE CHANGES ON THE COMPANY’S FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Disposal of digital assets			$ 325,987
Loss from disposal of intangible assets		29,968	(121,020)
Net cash (used in)/provided by continuing operations	(2,789,415)	(1,551,357)	(1,024,252)
Net cash (used in)/provided by operations activities	(2,789,415)	(1,551,357)	(1,411,029)
Cash flows from investing activities:
Disposal of digital assets		968,934
Net cash (used in)/provided by continuing operations		936,712
Net cash (used in)/provided by investing activities	$ (7,839,004)	936,712
Previously Reported [Member]
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Disposal of digital assets		998,902
Loss from disposal of intangible assets
Net cash (used in)/provided by continuing operations		(582,423)
Net cash (used in)/provided by operations activities		(582,423)
Cash flows from investing activities:
Disposal of digital assets
Net cash (used in)/provided by continuing operations		(32,222)
Net cash (used in)/provided by investing activities		(32,222)
Revision of Prior Period, Error Correction, Adjustment [Member]
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Disposal of digital assets		(998,902)
Loss from disposal of intangible assets		29,968
Net cash (used in)/provided by continuing operations		(968,934)
Net cash (used in)/provided by operations activities		(968,934)
Cash flows from investing activities:
Disposal of digital assets		968,934
Net cash (used in)/provided by continuing operations		968,934
Net cash (used in)/provided by investing activities		$ 968,934